UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21419
SPARX Asia Funds

(Exact name of registrant as specified in charter)
330 Madison Avenue
Suite 924
New York, New York 10017

(Address of principal executive offices) (Zip code)
Evan Gartenlaub
SPARX Investment & Research, USA, Inc.
330 Madison Avenue
Suite 924
New York, New York 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 452-5000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments — July 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS - 87.4%

	Banks - 4.0%
427,900	Mizuho Financial Group, Inc.	$972,243
30,800	Sumitomo Mitsui Financial Group, Inc.	1,318,256

		2,290,499

	Chemicals - 14.7%
119,000	Kao Corp.	2,697,543
300,000	Taiyo Nippon Sanso Corp.	2,885,073
35,400	Unicharm Corp.	2,865,670

		8,448,286

	Communication - 0.1%
2,900	Zenrin Co., Ltd.	42,017

	Construction - 1.9%
56,000	Kajima Corp.	158,013
70,000	Obayashi Corp.	312,919
62,000	Shimizu Corp.	254,880
157,000	Taisei Corp.	356,724

		1,082,536

	Electrical Appliances - 7.1%
18,800	Keyence Corp.	3,713,310
86,000	Toshiba Corp.	381,717

		4,095,027

	Foods - 1.0%
36,000	Ariake Japan Co., Ltd.	547,466

	Glass & Ceramics Products - 0.2%
32,000	Nippon Sheet Glass Co., Ltd.	95,704

	Iron & Steel - 3.0%
13,500	JFE Holdings, Inc.	543,567
468,000	Sumitomo Metal Industries, Ltd.	1,167,218

		1,710,785

	Land Transportation - 1.1%
130,000	Tokyu Corp.	637,464

	Machinery - 4.3%
33,900	Daikin Industries, Ltd.	1,232,402
76,900	Komatsu, Ltd.	1,258,844

		2,491,246

	Marine Transportation - 0.2%
36,000	Kawasaki Kisen Kaisha, Ltd.	135,820

	Metal Products - 0.1%
4,300	Sumco Corp.	80,661

	Nonferrous Metals - 3.1%
116,000	Sumitomo Metal Mining Co., Ltd.	1,746,896

	Other Products - 8.4%
358,000	Asics Corp.	3,386,103
60,500	Fuji Seal International, Inc.	1,051,757
84,000	Mizuno Corp.	379,054

		4,816,914

	Pharmaceuticals - 3.4%
180,000	Rohto Pharmaceutical Co., Ltd.	1,919,366

	Precision Instruments - 2.6%
4,400	Mani, Inc.	281,321
23,400	Terumo Corp.	1,189,474

		1,470,795

	Real Estate - 1.6%
269	NTT Urban Development Corp.	254,715
5,100	Sumitomo Real Estate Sales Co., Ltd.	227,445
45,600	Tokyu Livable, Inc.	452,988

		935,148

	Retail Trade - 3.5%
48,500	Ryohin Keikaku Co., Ltd.	2,014,320

	Transportation Equipment - 8.7%
586,000	Isuzu Motors, Ltd.	1,046,594
43,100	Shimano, Inc.	1,767,271
51,000	Toyota Motor Corp.	2,150,489

		4,964,354

	Wholesale Trade - 18.4%
227,000	Itochu Corp.	1,698,452
424,000	Marubeni Corp.	1,958,129
163,900	Misumi Group, Inc.	2,686,488
159,000	Mitsubishi Corp.	3,175,799
103,400	Sumitomo Corp.	1,023,892

		10,542,760

	Total Common Stocks (Cost $57,336,995)	50,068,064

SHORT-TERM INVESTMENT - 13.7%
7,830,272	BlackRock Liquidity Funds FedFund Portfolio	7,830,272

	Total Short-term Investment (Cost $7,830,272)	7,830,272

	Total Investments - 101.1% (Cost $65,167,268)	57,898,336

	Net Other Assets And Liabilities — (1.1%)	(607,105)

	NET ASSETS - 100.0%	$57,291,231

Gross unrealized appreciation	$2,961,050
Gross unrealized depreciation	(10,229,982)

Gross unrealized depreciation	$(7,268,932)

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments (continued) — July 31, 2009 (unaudited)
Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities*
Level 1 – Quoted Prices	$57,898,336
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$57,898,336

*	Please refer back to Portfolio of Investments for industry breakout.
Industry Concentration Table:
(% of Total Net Assets)

Wholesale Trade	18.4%
Chemicals	14.7%
Transportation Equipment	8.7%
Other Products	8.4%
Electrical Appliances	7.1%
Machinery	4.3%
Banks	4.0%
Retail Trade	3.5%
Pharmaceuticals	3.4%
Nonferrous Metals	3.1%
Iron & Steel	3.0%
Precision Instruments	2.6%
Construction	1.9%
Real Estate	1.6%
Land Transportation	1.1%
Foods	1.0%
Marine Transportation	0.2%
Glass & Ceramics Products	0.2%
Metal Products	0.1%
Communication	0.1%
Cash And Net Other Assets	12.6%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments — July 31, 2009 (unaudited)

Shares		Value
	COMMON STOCKS - 96.7%

	Airlines - 0.5%
42,500	Skymark Airlines, Inc.*	$75,456

	Banks - 2.3%
20,000	Tokyo Tomin Bank, Ltd.	374,108

	Chemicals - 7.5%
30,000	Adeka Corp.	268,851
20,000	Aica Kogyo Co., Ltd.	192,338
61,700	Fujikura Kasei Co., Ltd.	327,328
17,000	JSP Corp.	130,610
12,300	T. Hasegawa Co., Ltd.	174,572
27,600	Teraoka Seisakusho Co., Ltd.	121,338

		1,215,037

	Chemicals & Allied Products - 0.2%
2,700	Yushiro Chemical Industry Co., Ltd.	39,234

	Communication - 7.8%
38,000	SRA Holdings, Inc.	331,308
350	T-Gaia Corp.	528,190
561	Works Applications Co., Ltd.	404,335

		1,263,833

	Construction - 3.1%
150,000	Kumagai Gumi Co., Ltd.*	123,646
118,000	Penta-Ocean Construction Co., Ltd.*	160,867
20,000	Suruga Bank, Ltd.	212,629

		497,142

	Electrical Appliances - 6.0%
11,100	Dai-Ichi Seiko Co., Ltd.	316,724
165,000	Tamura Corp.	652,153

		968,877

	Fishery, Agriculture & Forestry - 1.9%
15,000	Hokuto Corp.	306,262

	Hotels, Restaurants & Leisure - 1.3%
102	Toridoll.corp.	212,031

	Information & Communications - 4.2%
20,400	Sumisho Computer Systems Corp.	344,294
150	Wowow, Inc.	342,404

		686,698

	Machinery - 7.5%
191	Kito Corp.	204,877
38,500	SATO Corp.	334,446
7,500	Teikoku Electric Manufacturing Co., Ltd.	172,391
30,500	Yushin Precision Equipment Co., Ltd.	497,347

		1,209,061

	Marine Transportation - 1.2%
35,300	Iino Kaiun Kaisha, Ltd.	188,018

	Metal Products - 3.0%
27,000	Tocalo Co., Ltd.	491,065

	Other Products - 4.2%
10,400	Paramount Bed Co., Ltd.	163,872
36,300	Shoei Co., Ltd.	289,633
40	SMS Co., Ltd.	218,547

		672,052

	Precision Instruments - 0.8%
1,900	Nakanishi, Inc.	133,527

	Real Estate - 2.5%
459	RISA Partners, Inc.	406,006

	Retail Trade - 18.1%
31,000	ASKUL Corp.	571,350
11,900	K’s Holdings Corp.	353,384
17,600	Otsuka Kagu, Ltd.	154,378
38,200	Saizeriya Co., Ltd.	605,548
395	Start Today Co., Ltd.	676,666
140	Village Vanguard Co., Ltd.	565,178

		2,926,504

	Securities - 1.6%
227	Kabu.com Securities Co., Ltd.	262,684

	Services - 7.5%
54	Benefit One, Inc.	48,735
79	Gourmet Navigator, Inc.	233,013
65	Kakaku.com, Inc.	261,717
234	Message Co., Ltd.	413,719
150	Prestige International, Inc.	264,254

		1,221,438

	Telecommunication Services - 1.0%
186	Digital Garage, Inc.	167,867

	Textiles, Apparel & Luxury Goods - 1.9%
6,000	Hogy Medical Co., Ltd.	308,798

	Transportation - 3.9%
51,000	Nippon Seiki Co., Ltd.	627,900

	Wholesale Trade - 8.7%
36,900	Doshisha Co., Ltd.	573,632
99	Japan Wind Development Co., Ltd.	422,679
16,300	Macnica, Inc.	274,064
12,000	Takachiho Electric Co., Ltd.	139,498

		1,409,873

	Total Common Stocks (Cost $11,726,766)	15,663,471

	SHORT-TERM INVESTMENT - 3.4%
540,035	BlackRock Liquidity Funds FedFund Portfolio	540,035

	Total Short-term Investment (Cost $540,035)	540,035

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments (continued) — July 31, 2009 (unaudited)

Value
Total Investments - 100.1% (Cost $12,266,801)	$16,203,506

Net Other Assets And Liabilities — (0.1%)	(11,123)

NET ASSETS - 100.0%	$16,192,383

*	Non-income producing.

Gross unrealized appreciation	$4,268,446
Gross unrealized depreciation	(331,741)

Gross unrealized appreciation	$3,936,705

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities*
Level 1 – Quoted Prices	$16,203,506
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$16,203,506

*	Please refer back to Portfolio of Investments for industry breakout.
Industry Concentration Table:
(% of Total Net Assets)

Retail Trade	18.1%
Wholesale Trade	8.7%
Communication	7.8%
Services	7.5%
Chemicals	7.5%
Machinery	7.5%
Electrical Appliances	6.0%
Information & Communications	4.2%
Other Products	4.2%
Transportation	3.9%
Construction	3.1%
Metal Products	3.0%
Real Estate	2.5%
Banks	2.3%
Textiles, Apparel & Luxury Goods	1.9%
Fishery, Agriculture & Forestry	1.9%
Securities	1.6%
Hotels, Restaurants & Leisure	1.3%
Marine Transportation	1.2%
Telecommunication Services	1.0%
Precision Instruments	0.8%
Airlines	0.5%
Chemicals & Allied Products	0.2%
Cash And Net Other Assets	3.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Opportunities Fund
Portfolio of Investments — July 31, 2009 (unaudited)

Shares		Value
SHORT-TERM INVESTMENT - 99.6%
4,706,743	BlackRock Liquidity Funds FedFund Portfolio	$4,706,743

	Total Short-term Investment (Cost $4,706,743)	4,706,743

	Total Investments - 99.6% (Cost $4,706,743)	4,706,743

	Net Other Assets And Liabilities - 0.4%	20,676

	NET ASSETS - 100.0%	$4,727,419

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities*
Level 1 – Quoted Prices	$4,706,743
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$4,706,743

*	Please refer back to Portfolio of Investments for industry breakout.
Industry Concentration Table:
(% of Total Net Assets)

Cash And Net Other Assets	100.0%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Equity Income Fund
Portfolio of Investments — July 31, 2009 (unaudited)

Shares		Value
SHORT-TERM INVESTMENT - 99.8%
4,494,562	BlackRock Liquidity Funds FedFund Portfolio	$4,494,562

	Total Short-term Investment (Cost $4,494,562)	4,494,562

	Total Investments - 99.8% (Cost $4,494,562)	4,494,562

	Net Other Assets And Liabilities - 0.2%	7,847

	NET ASSETS - 100.0%	$4,502,409

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities*
Level 1 – Quoted Prices	$4,494,562
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$4,494,562

*	Please refer back to Portfolio of Investments for industry breakout.
Industry Concentration Table:
(% of Total Net Assets)

Cash And Net Other Assets	100.0%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX Asia Funds
Notes to Portfolio of Investments
July 31, 2009 (unaudited)
a. Investment Valuation
Equity securities are valued at the closing price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees. In fair valuing a portfolio security, relevant factors that may be considered include, (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchases; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.
Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts of futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values. Because the Funds invest in Asian securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of November 1, 2008, the beginning of the Funds’ current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll

SPARX Asia Funds
Notes to Portfolio of Investments
July 31, 2009 (unaudited)
(continued)
forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Funds’ net assets as of July 31, 2009 is included with each Fund’s Schedule of Investments.
b. Securities Transactions and Investment Income
Securities transactions are accounted for on trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
c. Foreign Currency
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Funds’ concentration in securities issued by companies located in Asia, the Funds will be particularly subject to the risks of any adverse social, political, and economic events which occur in Asia or affect Asian markets, and the value of the Funds’ shares may be more volatile than funds that do not similarly concentrate their investments.
d. Forward Contracts
The Funds may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in the U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) SPARX Asia Funds

By (Signature and Title)*	/s/ Evan Gartenlaub Evan Gartenlaub, President
(principal executive officer)
Date 8/12/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Evan Gartenlaub Evan Gartenlaub, President
(principal executive officer)
Date 8/12/09

By (Signature and Title)*	/s/ Hoi Fong Hoi Fong, Treasurer
(principal financial officer)
Date 8/12/09

*	Print the name and title of each signing officer under his or her signature.